JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 29.6%
Aerospace & Defense — 0.0%(a)
BWX Technologies, Inc.
5.38%, 7/15/2026(b)	570	592
4.13%, 6/30/2028(b)	551	574
Triumph Group, Inc.
8.88%, 6/1/2024(b)	105	116
7.75%, 8/15/2025	1,450	1,272

		2,554

Air Freight & Logistics — 0.0%(a)
XPO Logistics, Inc. 6.13%, 9/1/2023(b)	1,970	2,002

Auto Components — 0.3%
Adient US LLC 7.00%, 5/15/2026(b)	4,145	4,497
Allison Transmission, Inc.
4.75%, 10/1/2027(b)	1,615	1,709
5.88%, 6/1/2029(b)	880	981
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	3,638	3,770
6.50%, 4/1/2027	1,765	1,844
6.88%, 7/1/2028	482	511
BorgWarner, Inc. 5.00%, 10/1/2025(b)	4,086	4,790
Clarios Global LP
6.75%, 5/15/2025(b)	503	541
6.25%, 5/15/2026(b)	1,030	1,094
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(b)	995	1,127
5.63%, 11/15/2026(b)	5,812	4,688
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)	2,355	2,473
Tenneco, Inc.
5.38%, 12/15/2024	1,870	1,695
5.00%, 7/15/2026	2,064	1,856

		31,576

Automobiles — 3.5%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 1.00%, 8/12/2022(b)(c)	20,550	20,691
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 0.71%, 8/13/2021(b)(c)	31,530	31,601
(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 4/14/2022(b)(c)	24,580	24,657
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 5/4/2021(b)(c)	58,500	58,586
(ICE LIBOR USD 3 Month + 0.67%), 0.89%, 11/5/2021(b)(c)	10,000	10,039
(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 2/15/2022(b)(c)	16,220	16,327
Ford Motor Co.
8.50%, 4/21/2023	604	678
9.00%, 4/22/2025	604	734
General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 1.15%, 9/10/2021(c)	28,420	28,453
Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 1.17%, 7/8/2021(b)(c)	59,733	59,790
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.86%, 9/21/2021(b)(c)	19,750	19,660
(ICE LIBOR USD 3 Month + 0.89%), 1.11%, 1/13/2022(b)(c)	12,600	12,508
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 7/13/2022(b)(c)	26,645	26,365
(ICE LIBOR USD 3 Month + 0.69%), 0.92%, 9/28/2022(b)(c)	40,500	39,797
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.86%), 1.08%, 9/24/2021(b)(c)	8,750	8,792
(ICE LIBOR USD 3 Month + 0.94%), 1.15%, 11/12/2021(b)(c)	23,950	24,112

		382,790

Banks — 9.3%
ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 0.80%, 8/27/2021(b)(c)	15,820	15,876
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.88%, 6/25/2022(c)	47,102	47,253
(ICE LIBOR USD 3 Month + 1.18%), 1.39%, 10/21/2022(c)	5,863	5,916
(ICE LIBOR USD 3 Month + 1.00%), 1.21%, 4/24/2023(c)	28,501	28,801
(ICE LIBOR USD 3 Month + 0.79%), 1.04%, 3/5/2024(c)	50,941	51,380
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 0.80%, 3/26/2022(c)	33,020	33,217
(SOFR + 0.68%), 0.76%, 3/10/2023(c)	9,200	9,263
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.63%), 1.85%, 1/10/2023(c)	13,980	14,104
(ICE LIBOR USD 3 Month + 1.43%), 1.65%, 2/15/2023(c)	31,130	31,312
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 5/16/2024(c)	7,776	7,866

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.39%), 0.60%, 8/7/2021(b)(c)	48,680	48,785
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%), 0.88%, 3/17/2023(c)	7,480	7,543
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 1.36%, 1/30/2023(c)	15,570	15,686
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 2/19/2022(c)	16,100	16,116
(ICE LIBOR USD 3 Month + 0.60%), 0.82%, 5/20/2022(c)	6,630	6,642
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.19%), 1.40%, 8/2/2021(c)	32,962	33,201
(SOFR + 0.87%), 0.95%, 11/4/2022(c)	8,140	8,173
(ICE LIBOR USD 3 Month + 0.95%), 1.16%, 7/24/2023(c)	24,290	24,497
(ICE LIBOR USD 3 Month + 1.43%), 1.68%, 9/1/2023(c)	43,031	43,793
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)	505	545
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 0.94%, 2/14/2022(c)	5,700	5,726
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 2.29%), 2.51%, 4/16/2021(c)	5,418	5,462
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 0.86%, 12/2/2022(b)(c)	24,480	24,663
ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 1.37%, 3/29/2022(c)	17,925	18,120
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 0.70%, 5/7/2021(c)	20,380	20,417
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 1.03%, 6/21/2021(c)	2,100	2,108
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.86%, 7/26/2021(c)	31,420	31,523
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/7/2022(c)	16,710	16,808
(ICE LIBOR USD 3 Month + 0.79%), 1.00%, 7/25/2022(c)	10,185	10,253
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.39%, 9/13/2021(c)	45,940	46,311
(ICE LIBOR USD 3 Month + 0.79%), 1.04%, 3/5/2023(c)	6,830	6,874
(ICE LIBOR USD 3 Month + 0.84%), 1.07%, 7/16/2023(c)	38,920	39,109
(ICE LIBOR USD 3 Month + 0.85%), 1.10%, 9/13/2023(c)	11,100	11,150
(ICE LIBOR USD 3 Month + 0.63%), 0.84%, 5/25/2024(c)	32,860	32,905
MUFG Union Bank NA (SOFR + 0.71%), 0.79%, 12/9/2022(c)	5,590	5,619
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 0.81%, 9/20/2021(b)(c)	17,260	17,333
(ICE LIBOR USD 3 Month + 0.71%), 0.93%, 11/4/2021(b)(c)	20,450	20,580
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 0.87%, 6/1/2021(c)	26,760	26,829
(ICE LIBOR USD 3 Month + 0.66%), 0.88%, 11/15/2021(c)	18,360	18,456
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 0.89%, 12/12/2022(b)(c)	20,420	20,612
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 1.45%, 9/10/2022(b)(c)	8,210	8,242
(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 1/20/2023(b)(c)	3,950	3,970
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 1.34%, 7/14/2021(c)	5,076	5,108
(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2021(c)	27,318	27,563
(ICE LIBOR USD 3 Month + 0.74%), 0.96%, 10/18/2022(c)	33,771	34,058
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.27%), 0.52%, 3/17/2021(c)	20,280	20,295
(ICE LIBOR USD 3 Month + 0.53%), 0.78%, 12/1/2022(c)	24,440	24,628
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 0.80%, 8/2/2022(c)	11,705	11,741
(SOFR + 0.73%), 0.81%, 3/9/2023(c)	6,070	6,114

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 1.14%, 2/11/2022(c)	15,321	15,344
(ICE LIBOR USD 3 Month + 1.23%), 1.44%, 10/31/2023(c)	13,696	13,912
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.90%, 9/9/2022(c)	12,750	12,791

		1,014,593

Biotechnology — 0.8%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 0.56%, 5/21/2021(c)	14,650	14,664
(ICE LIBOR USD 3 Month + 0.46%), 0.69%, 11/19/2021(c)	16,300	16,336
(ICE LIBOR USD 3 Month + 0.65%), 0.86%, 11/21/2022(c)	49,580	49,893
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.52%), 0.74%, 9/29/2023(c)	5,880	5,893

		86,786

Building Products — 0.0%(a)
American Woodmark Corp. 4.88%, 3/15/2026(b)	2,120	2,168
Griffon Corp. 5.75%, 3/1/2028	1,110	1,176
PGT Innovations, Inc. 6.75%, 8/1/2026(b)	590	629
Summit Materials LLC 5.25%, 1/15/2029(b)	365	379

		4,352

Capital Markets — 3.6%
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 1.45%, 12/14/2023(b)(c)	8,640	8,722
Deutsche Bank AG (Germany) (ICE LIBOR USD 3 Month + 1.29%), 1.51%, 2/4/2021(c)	13,350	13,363
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.11%), 1.32%, 4/26/2022(c)	64,465	64,683
(ICE LIBOR USD 3 Month + 1.05%), 1.30%, 6/5/2023(c)	56,738	57,215
(ICE LIBOR USD 3 Month + 1.00%), 1.21%, 7/24/2023(c)	24,650	24,868
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 0.68%, 8/6/2021(b)(c)	4,060	4,070
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.35%), 1.58%, 3/27/2024(b)(c)	17,779	17,992
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 1.40%, 1/20/2022(c)	11,625	11,642
(SOFR + 0.83%), 0.91%, 6/10/2022(c)	14,925	14,960
(SOFR + 0.70%), 0.78%, 1/20/2023(c)	20,580	20,637
(ICE LIBOR USD 3 Month + 1.40%), 1.61%, 10/24/2023(c)	88,420	90,142
TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 0.64%, 11/1/2021(c)	7,980	8,005
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 2.00%, 4/14/2021(b)(c)	3,680	3,703
(ICE LIBOR USD 3 Month + 1.22%), 1.43%, 5/23/2023(b)(c)	28,422	28,765
(ICE LIBOR USD 3 Month + 0.95%), 1.17%, 8/15/2023(b)(c)	19,704	19,881

		388,648

Chemicals — 0.1%
Axalta Coating Systems LLC 4.75%, 6/15/2027(b)	302	319
CVR Partners LP 9.25%, 6/15/2023(b)	1,910	1,898
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)	1,485	1,522
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(b)	2,435	2,479
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(b)	1,070	1,102
5.25%, 6/1/2027(b)	1,970	2,054
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(b)(f)	5,673	—	(g)
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)	500	511
Venator Finance SARL
9.50%, 7/1/2025(b)	770	843
5.75%, 7/15/2025(b)	2,719	2,386

		13,114

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(b)	1,215	1,245
ADT Security Corp. (The) 4.88%, 7/15/2032(b)	321	338
Brink’s Co. (The) 4.63%, 10/15/2027(b)	745	785
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 2.98%, 12/21/2065(b)(c)	5,960	3,576

		5,944

Communications Equipment — 0.0%(a)
CommScope, Inc. 6.00%, 3/1/2026(b)	1,870	1,973
Plantronics, Inc. 5.50%, 5/31/2023(b)	1,200	1,203

		3,176

Construction & Engineering — 0.0%(a)
MasTec, Inc. 4.50%, 8/15/2028(b)	1,046	1,093

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Consumer Finance — 3.1%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 5/17/2021(c)	24,720	24,763
(ICE LIBOR USD 3 Month + 0.60%), 0.82%, 11/5/2021(c)	20,040	20,127
(ICE LIBOR USD 3 Month + 0.62%), 0.84%, 5/20/2022(c)	32,480	32,683
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.60%, 6/11/2021(c)	20,430	20,464
(ICE LIBOR USD 3 Month + 0.54%), 0.77%, 6/27/2022(c)	23,720	23,850
(ICE LIBOR USD 3 Month + 0.37%), 0.58%, 5/10/2023(c)	25,250	25,288
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 3/8/2021(c)	16,230	16,242
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.61%, 5/17/2021(c)	24,110	24,152
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.81%), 1.04%, 4/5/2021(c)	23,155	23,037
(ICE LIBOR USD 3 Month + 0.88%), 1.10%, 10/12/2021(c)	41,890	41,195
4.69%, 6/9/2025	200	212
5.13%, 6/16/2025	535	578
4.39%, 1/8/2026	2,100	2,184
4.54%, 8/1/2026	1,500	1,573
4.27%, 1/9/2027	6,600	6,832
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 1.08%, 4/9/2021(c)	26,100	26,132
(ICE LIBOR USD 3 Month + 1.10%), 1.33%, 11/6/2021(c)	13,471	13,509
Harley-Davidson Financial Services, Inc. (ICE LIBOR USD 3 Month + 0.94%), 1.18%, 3/2/2021(b)(c)	8,200	8,206
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 3.23%, 12/21/2065(b)(c)	295	183
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.65%, 6/7/2021(c)	14,482	14,515
(ICE LIBOR USD 3 Month + 0.49%), 0.74%, 6/13/2022(c)	12,290	12,370

		338,095

Containers & Packaging — 0.0%(a)
Graham Packaging Co., Inc. 7.13%, 8/15/2028(b)	260	279
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(b)	1,130	1,134

		1,413

Distributors — 0.0%(a)
Wolverine Escrow LLC
9.00%, 11/15/2026(b)	1,375	1,155
13.13%, 11/15/2027(b)	530	387

		1,542

Diversified Consumer Services — 0.0%(a)
Service Corp. International 7.50%, 4/1/2027	1,145	1,385

Diversified Financial Services — 0.1%
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 0.69%, 6/25/2021(b)(c)	7,840	7,858
Refinitiv US Holdings, Inc. 6.25%, 5/15/2026(b)	130	139
Sabre GLBL, Inc.
5.25%, 11/15/2023(b)	1,835	1,847
9.25%, 4/15/2025(b)	537	628

		10,472

Diversified Telecommunication Services — 0.6%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027(b)	1,070	1,206
CCO Holdings LLC
5.75%, 2/15/2026(b)	22,235	23,049
5.50%, 5/1/2026(b)	2,225	2,317
5.13%, 5/1/2027(b)	4,500	4,735
5.00%, 2/1/2028(b)	130	137
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	4,000	4,160
5.63%, 4/1/2025	785	842
5.13%, 12/15/2026(b)	915	951
4.00%, 2/15/2027(b)	400	414
Cincinnati Bell, Inc. 7.00%, 7/15/2024(b)	465	481
Frontier Communications Corp.
6.88%, 1/15/2025(f)	2,067	956
11.00%, 9/15/2025(f)	5,010	2,467
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(f)	8,719	5,863
8.00%, 2/15/2024(b)(f)(h)	95	97
8.50%, 10/15/2024(b)(f)	1,228	866
9.75%, 7/15/2025(b)(f)	3,770	2,677
Level 3 Financing, Inc.
5.38%, 1/15/2024	1,610	1,621
5.38%, 5/1/2025	1,080	1,109
3.63%, 1/15/2029(b)	525	526
Sprint Capital Corp. 8.75%, 3/15/2032	3,357	5,147
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.24%, 3/16/2022(c)	3,984	4,031

		63,652

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.55%), 0.77%, 8/28/2021(c)	27,650	27,659

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PG&E Corp.
5.00%, 7/1/2028	475	507
5.25%, 7/1/2030	190	207
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/1/2020‡(f)	5,000	—	(g)
8.50%, 10/1/2021‡(f)	37,201	19
8.50%, 12/1/2021‡(f)	24,805	25

		28,417

Electrical Equipment — 0.0%(a)
Sensata Technologies BV 5.00%, 10/1/2025(b)	3,078	3,417

Electronic Equipment, Instruments & Components — 0.0%(a)
Sensata Technologies, Inc. 3.75%, 2/15/2031(b)	334	339

Energy Equipment & Services — 0.0%(a)
Nabors Industries Ltd. 7.25%, 1/15/2026(b)	385	216
Nabors Industries, Inc. 5.75%, 2/1/2025	970	355
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(b)	855	295
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(d)(e)(i)	4,372	203
Transocean Guardian Ltd. 5.88%, 1/15/2024(b)	409	323
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)	881	823
Transocean, Inc. 11.50%, 1/30/2027(b)	1,085	556

		2,771

Entertainment — 0.0%(a)
Cinemark USA, Inc. 8.75%, 5/1/2025(b)	373	401
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(b)	731	810
4.75%, 10/15/2027(b)	1,788	1,763

		2,974

Equity Real Estate Investment Trusts (REITs) — 0.2%
CoreCivic, Inc. 4.63%, 5/1/2023	2,455	2,308
GEO Group, Inc. (The)
5.13%, 4/1/2023	305	263
5.88%, 10/15/2024	3,830	3,021
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,190	1,276
4.63%, 6/15/2025(b)	800	844
RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,333
Uniti Group LP 6.00%, 4/15/2023(b)	15	15
VICI Properties LP
4.25%, 12/1/2026(b)	4,299	4,460
3.75%, 2/15/2027(b)	345	352
4.63%, 12/1/2029(b)	1,635	1,743

		17,615

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023(b)	320	328
5.75%, 3/15/2025	3,676	3,792
4.63%, 1/15/2027(b)	645	680
Rite Aid Corp.
7.50%, 7/1/2025(b)	1,313	1,336
8.00%, 11/15/2026(b)	2,096	2,127

		8,263

Food Products — 0.6%
Campbell Soup Co. (ICE LIBOR USD 3 Month + 0.63%), 0.88%, 3/15/2021(c)	30,905	30,945
Dole Food Co., Inc. 7.25%, 6/15/2025(b)	377	381
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 0.77%, 4/16/2021(c)	30,592	30,645
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	810	842
4.88%, 5/15/2028(b)	422	469
Post Holdings, Inc.
5.75%, 3/1/2027(b)	815	858
5.63%, 1/15/2028(b)	220	234
TreeHouse Foods, Inc. 6.00%, 2/15/2024(b)	500	511

		64,885

Health Care Providers & Services — 0.9%
Centene Corp.
5.38%, 6/1/2026(b)	2,570	2,702
4.25%, 12/15/2027	5,548	5,905
Cigna Corp. (ICE LIBOR USD 3 Month + 0.65%), 0.90%, 9/17/2021(c)	42,230	42,240
Encompass Health Corp.
5.75%, 9/15/2025	1,195	1,234
4.50%, 2/1/2028	1,300	1,360
Envision Healthcare Corp. 8.75%, 10/15/2026(b)	5,940	3,522
HCA, Inc.
5.38%, 2/1/2025	12,208	13,667
5.88%, 2/15/2026	15,693	18,067
5.63%, 9/1/2028	110	129
Radiology Partners, Inc. 9.25%, 2/1/2028(b)	650	708
Tenet Healthcare Corp.
4.63%, 7/15/2024	30	30
4.63%, 9/1/2024(b)	80	83
7.50%, 4/1/2025(b)	446	488
4.88%, 1/1/2026(b)	6,985	7,195
5.13%, 11/1/2027(b)	5,060	5,275
4.63%, 6/15/2028(b)	208	215

		102,820

Health Care Technology — 0.0%(a)
IQVIA, Inc. 5.00%, 10/15/2026(b)	915	957

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hotels, Restaurants & Leisure — 0.4%
Boyne USA, Inc. 7.25%, 5/1/2025(b)	980	1,034
Cedar Fair LP 5.50%, 5/1/2025(b)	545	572
Chukchansi Economic Development Authority 9.75%, 5/30/2020(b)(f)	11,740	5,283
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)	1,362	1,188
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	962	924
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(b)	689	624
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(b)	220	233
5.13%, 5/1/2026	2,071	2,142
5.75%, 5/1/2028(b)	330	355
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	492	503
Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 0.85%, 12/1/2020(c)	16,020	16,020
(ICE LIBOR USD 3 Month + 0.65%), 0.90%, 3/8/2021(c)	5,730	5,728
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(b)	735	783
6.50%, 9/15/2026	950	997
MGM Resorts International 5.75%, 6/15/2025	2,783	3,009
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(b)	495	560
9.13%, 6/15/2023(b)	169	183
11.50%, 6/1/2025(b)	1,430	1,679
Six Flags Entertainment Corp.
4.88%, 7/31/2024(b)	1,790	1,783
5.50%, 4/15/2027(b)	465	471
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)	520	564
Station Casinos LLC 4.50%, 2/15/2028(b)	1,235	1,217
Vail Resorts, Inc. 6.25%, 5/15/2025(b)	432	462

		46,314

Household Durables — 0.0%(a)
Tempur Sealy International, Inc. 5.63%, 10/15/2023	278	283

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	2,180	2,317
Energizer Holdings, Inc. 7.75%, 1/15/2027(b)	4,215	4,594
Spectrum Brands, Inc.
5.75%, 7/15/2025	4,725	4,880
5.50%, 7/15/2030(b)	814	887

		12,678

Insurance — 1.1%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 0.75%, 9/20/2021(b)(c)	15,830	15,789
Jackson National Life Global Funding (SOFR + 0.60%), 0.68%, 1/6/2023(b)(c)	57,960	58,168
MET Tower Global Funding (SOFR + 0.55%), 0.63%, 1/17/2023(b)(c)	13,740	13,799
Metropolitan Life Global Funding I (SOFR + 0.57%), 0.65%, 1/13/2023(b)(c)	16,850	16,928
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.75%, 6/28/2021(b)(c)	11,740	11,774

		116,458

Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.08%, 1/30/2023(c)	15,505	15,671
Expedia Group, Inc.
6.25%, 5/1/2025(b)	540	617
7.00%, 5/1/2025(b)	324	355
MYT Holding LLC 7.50% (PIK), 9/25/2025(b)(i)	2,177	2,152
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	2,815	2,829

		21,624

IT Services — 0.3%
Gartner, Inc. 4.50%, 7/1/2028(b)	155	163
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/13/2021(c)	29,580	29,629

		29,792

Leisure Products — 0.1%
Mattel, Inc. 6.75%, 12/31/2025(b)	6,914	7,271
Vista Outdoor, Inc. 5.88%, 10/1/2023	4,934	4,971

		12,242

Machinery — 0.1%
Hillman Group, Inc. (The) 6.38%, 7/15/2022(b)	2,235	2,218
Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 0.68%, 4/5/2023(c)	12,320	12,323
Wabash National Corp. 5.50%, 10/1/2025(b)	80	82

		14,623

Media — 0.4%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(b)	950	1,002

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.86%, 2/1/2024(c)	3,825	3,921
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	3,163	3,159
5.13%, 8/15/2027(b)	2,980	3,010
CSC Holdings LLC 6.50%, 2/1/2029(b)	300	335
DISH DBS Corp.
5.00%, 3/15/2023	300	312
5.88%, 11/15/2024	10,373	11,032
Entercom Media Corp.
7.25%, 11/1/2024(b)	830	797
6.50%, 5/1/2027(b)	330	320
iHeartCommunications, Inc. 8.38%, 5/1/2027	1,014	1,077
Meredith Corp.
6.50%, 7/1/2025(b)	1,870	1,996
6.88%, 2/1/2026	4,790	4,766
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(b)	1,320	1,408
Sinclair Television Group, Inc. 5.13%, 2/15/2027(b)	3,366	3,307
Sirius XM Radio, Inc. 5.38%, 7/15/2026(b)	50	52
Videotron Ltd. (Canada) 5.38%, 6/15/2024(b)	1,300	1,443

		37,937

Metals & Mining — 0.1%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)	8,186	8,462
Allegheny Technologies, Inc. 5.88%, 12/1/2027	388	404
Arconic Corp.
6.00%, 5/15/2025(b)	858	924
6.13%, 2/15/2028(b)	445	483
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	1,016	1,069
4.38%, 8/1/2028	666	712
United States Steel Corp. 12.00%, 6/1/2025(b)	653	746

		12,800

Multiline Retail — 0.1%
NMG 12.00%, 9/18/2025‡	5,055	5,308
Nordstrom, Inc. 8.75%, 5/15/2025(b)	405	452

		5,760

Multi-Utilities — 0.3%
Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.70%, 3/15/2021(c)	29,380	29,407

Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Partners LP 5.38%, 9/15/2024	2,120	2,000
Antero Resources Corp. 5.13%, 12/1/2022	1,905	1,810
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(b)	185	174
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(b)	960	451
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)	3,675	3,675
Buckeye Partners LP
4.13%, 3/1/2025(b)	575	574
4.13%, 12/1/2027	680	673
Callon Petroleum Co. 6.25%, 4/15/2023	1,626	775
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	931	1,027
Comstock Resources, Inc. 7.50%, 5/15/2025(b)	2,285	2,279
Crestwood Midstream Partners LP 6.25%, 4/1/2023(h)	2,050	2,059
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(c)(d)(e)	1,545	1,159
DCP Midstream Operating LP
5.38%, 7/15/2025	145	156
5.63%, 7/15/2027	830	899
Endeavor Energy Resources LP 6.63%, 7/15/2025(b)	452	482
EnLink Midstream LLC 5.38%, 6/1/2029	609	579
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(d)(e)	1,490	819
4.40%, 4/1/2024	880	848
4.15%, 6/1/2025	115	107
4.85%, 7/15/2026	1,040	962
EQM Midstream Partners LP
6.00%, 7/1/2025(b)	445	474
6.50%, 7/1/2027(b)	445	490
Genesis Energy LP
6.50%, 10/1/2025	55	51
7.75%, 2/1/2028	708	651
Gulfport Energy Corp.
6.00%, 10/15/2024(f)	1,510	910
6.38%, 5/15/2025(f)	310	190
6.38%, 1/15/2026(f)	1,020	614
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(b)	607	619
7.13%, 2/1/2027(b)	805	789
MPLX LP (ICE LIBOR USD 3 Month + 1.10%), 1.34%, 9/9/2022(c)	4,060	4,061
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.67%, 8/15/2022(c)	18,325	17,507
2.70%, 8/15/2022	887	874
8.00%, 7/15/2025	827	907
8.50%, 7/15/2027	896	990
PBF Holding Co. LLC 6.00%, 2/15/2028(b)	515	270

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Range Resources Corp. 4.88%, 5/15/2025	1,195	1,110
SM Energy Co.
6.13%, 11/15/2022	1,069	952
5.63%, 6/1/2025	1,085	629
Southwestern Energy Co.
6.45%, 1/23/2025(h)	1,650	1,687
7.50%, 4/1/2026	1,463	1,524
Summit Midstream Holdings LLC 5.75%, 4/15/2025	1,000	630
Tallgrass Energy Partners LP
6.00%, 3/1/2027(b)	575	567
5.50%, 1/15/2028(b)	160	152
Targa Resources Partners LP 6.50%, 7/15/2027	933	1,010
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,711

		62,877

Personal Products — 0.0%(a)
High Ridge Brands Co. 8.88%, 3/15/2025(b)(f)	3,888	114
Prestige Brands, Inc.
6.38%, 3/1/2024(b)	410	420
5.13%, 1/15/2028(b)	260	275

		809

Pharmaceuticals — 0.6%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	1,573	1,557
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	2,805	3,114
8.50%, 1/31/2027(b)	2,408	2,649
Bausch Health Cos., Inc.
7.00%, 3/15/2024(b)	13,791	14,222
6.13%, 4/15/2025(b)	8,158	8,394
9.00%, 12/15/2025(b)	8,019	8,810
7.00%, 1/15/2028(b)	1,480	1,594
Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 0.86%, 6/25/2021(b)(c)	7,780	7,798
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 0.60%, 5/16/2022(c)	3,216	3,227
Endo Dac
9.50%, 7/31/2027(b)	631	694
6.00%, 6/30/2028(b)	796	629
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)(f)	790	245
5.50%, 4/15/2025(b)(f)	7,315	2,268
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	2,465	2,662
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.66%, 8/20/2021(c)	5,915	5,928

		63,791

Road & Rail — 0.1%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)	4,655	4,748
10.50%, 5/15/2025(b)	1,515	1,768
Hertz Corp. (The)
7.63%, 6/1/2022(b)(f)	1,267	1,216
5.50%, 10/15/2024(b)(f)	4,923	2,179
7.13%, 8/1/2026(b)(f)	1,035	468
6.00%, 1/15/2028(b)(f)	1,345	599

		10,978

Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc. 4.63%, 2/10/2026(b)	2,365	2,436
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	3,195	3,315

		5,751

Specialty Retail — 0.2%
Group 1 Automotive, Inc. 4.00%, 8/15/2028(b)	86	88
PetSmart, Inc.
7.13%, 3/15/2023(b)	3,791	3,744
5.88%, 6/1/2025(b)	2,799	2,831
8.88%, 6/1/2025(b)	2,163	2,179
Staples, Inc.
7.50%, 4/15/2026(b)	6,938	6,990
10.75%, 4/15/2027(b)	1,880	1,767

		17,599

Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.
(ICE LIBOR USD 3 Month + 0.68%), 0.93%, 3/12/2021(c)	24,630	24,662
(ICE LIBOR USD 3 Month + 0.72%), 0.95%, 10/5/2021(c)	30,469	30,475
NCR Corp.
8.13%, 4/15/2025(b)	374	416
5.75%, 9/1/2027(b)	945	995

		56,548

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.88%), 1.10%, 8/15/2022(c)	20,551	20,708

Trading Companies & Distributors — 0.1%
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)	1,752	1,213
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 1.20%, 6/1/2021(b)(c)	8,020	7,936

		9,149

Wireless Telecommunication Services — 0.4%
Sprint Corp.
7.25%, 9/15/2021	2,045	2,129
7.88%, 9/15/2023	4,188	4,827
7.63%, 2/15/2025	19,875	23,800
T-Mobile USA, Inc. 6.50%, 1/15/2026	5,840	6,069
United States Cellular Corp. 6.70%, 12/15/2033	2,655	3,478

		40,303

TOTAL CORPORATE BONDS (Cost $3,214,642)		3,214,076

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 3.11%, 9/25/2035(j)	3,454	3,020
Series 2005-10, Class 1A21, 2.86%, 1/25/2036(j)	740	688
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	67	70
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	6	6
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	130
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	553	544
Series 2006-J2, Class A1, 0.65%, 4/25/2036(j)	3,068	1,094
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,156	952
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	2,083	1,716
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,765	2,209
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	509	377
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,773	1,455
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	400	320
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	573	429
American Home Mortgage Assets Trust
Series 2007-4, Class A4, 0.44%, 8/25/2037(j)	4,918	4,471
Series 2006-2, Class 2A1, 0.34%, 9/25/2046(j)	1,229	1,205
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059‡(b)(j)	2,907	2,913
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(b)(j)	4,077	4,077
Series 2018-2, Class A2, 3.78%, 7/27/2048(b)(j)	2,284	2,280
Series 2019-1, Class A2, 4.02%, 11/25/2048(b)(j)	4,253	4,272
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	3,643	3,650
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(b)(j)	11,367	11,528
Series 2019-1, Class A2, 4.06%, 1/25/2049(b)(j)	8,720	9,014
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	354	358
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,241	1,283
Series 2005-B, Class 3M1, 0.83%, 4/20/2035‡(j)	6,946	6,870
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	326	323
Series 2006-D, Class 5A2, 3.55%, 5/20/2036(j)	612	543
Series 2014-R7, Class 1A1, 0.30%, 5/26/2036(b)(j)	5,024	4,847
Series 2014-R7, Class 2A1, 0.29%, 9/26/2036(b)(j)	1,229	1,177
Series 2015-R4, Class 5A1, 0.30%, 10/25/2036(b)(j)	9,783	9,588
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	2,426	2,430
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 2.61%, 2/25/2036(j)	3,677	3,600
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(h)	2,714	2,774
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(b)(h)	1,985	2,060
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	835	871
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	384	328
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,189	856
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	500	378
Series 2007-5, Class A6, 0.50%, 5/25/2037(j)	1,417	681
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,740	1,736
Citigroup Mortgage Loan Trust
Series 2006-4, Class 1A1, 5.50%, 12/25/2035	69	69
Series 2014-11, Class 4A1, 0.42%, 7/25/2036(b)(j)	2,417	2,314
Series 2014-10, Class 3A1, 0.55%, 7/25/2036(b)(j)	3,647	3,557
Series 2014-12, Class 1A4, 0.40%, 8/25/2036(b)(j)	5,647	5,593
Series 2014-10, Class 1A1, 0.29%, 11/25/2036(b)(j)	2,930	2,773
Series 2014-10, Class 4A1, 0.32%, 2/25/2037(b)(j)	4,966	4,730
Series 2014-12, Class 2A4, 3.28%, 2/25/2037(b)(j)	1,805	1,809
Series 2014-C, Class A, 3.25%, 2/25/2054(b)(j)	2,288	2,305

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(j)	18,894	19,109
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.60%, 7/25/2031‡(b)(j)	18,344	18,252
Series 2019-R02, Class 1M2, 2.45%, 8/25/2031‡(b)(j)	8,992	8,947
Series 2019-R03, Class 1M2, 2.30%, 9/25/2031(b)(j)	13,109	13,027
Series 2019-R04, Class 2M2, 2.25%, 6/25/2039‡(b)(j)	40,481	40,326
Series 2019-R05, Class 1M2, 2.15%, 7/25/2039‡(b)(j)	35,049	34,915
Series 2019-R06, Class 2M2, 2.25%, 9/25/2039‡(b)(j)	40,588	40,423
Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(b)(j)	40,306	40,104
Series 2020-R02, Class 2M1, 0.90%, 1/25/2040(b)(j)	3,662	3,664
Series 2020-R01, Class 1M1, 0.95%, 1/25/2040‡(b)(j)	6,011	6,014
Series 2020-R01, Class 1M2, 2.20%, 1/25/2040‡(b)(j)	59,983	59,279
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	98	99
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	954	1,001
CSMC
Series 2011-12R, Class 3A1, 2.73%, 7/27/2036(b)(j)	29	29
Series 2014-11R, Class 8A1, 0.49%, 4/27/2037(b)(j)	151	151
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(b)(j)	1,079	1,079
Series 2018-2A, Class A2, 3.53%, 4/25/2058(b)(j)	3,660	3,656
Series 2018-3A, Class A2, 3.89%, 8/25/2058(b)(j)	1,679	1,663
Series 2018-4A, Class A2, 4.18%, 10/25/2058(b)(j)	4,618	4,576
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(b)(j)	4,463	4,331
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(b)(j)	8,916	8,879
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 0.30%, 3/25/2037(j)	9,754	9,465
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.92%, 2/25/2020(j)	191	190
Series 2005-1, Class 1A1, 0.65%, 2/25/2035(j)	1,261	1,209
FHLMC STACR Series 2019-HQA3, Class M2, 2.00%, 9/25/2049(b)(j)	12,067	11,873
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M1, 0.90%, 2/25/2050(b)(j)	2,139	2,139
FHLMC STACR Trust Series 2018-HQA2, Class M1, 0.90%, 10/25/2048(b)(j)	2,432	2,431
FNMA, Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.70%, 12/25/2030(j)	5,649	5,599
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	16,732	17,157
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(h)	29,547	30,210
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.32%, 4/26/2037(b)(j)	768	753
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	54	59
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,266	1,263
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	962	1,042
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.30%, 12/19/2034(j)	932	807
Series 2006-9, Class 2A1A, 0.36%, 11/19/2036(j)	3,981	3,638
Series 2007-1, Class 2A1A, 0.28%, 3/19/2037(j)	19,790	18,672
HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.42%, 10/25/2035(j)	4,126	4,142
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(b)(j)	4,447	4,451
Impac CMB Trust
Series 2004-6, Class 1A2, 0.93%, 10/25/2034(j)	883	882
Series 2005-1, Class 2A1, 0.66%, 4/25/2035(j)	7,716	7,351
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	662	588
JP Morgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.65%, 5/25/2033(b)(j)	7,160	7,027
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	93	94
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	550	590
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	2,060	1,521

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(b)	1,191	1,186
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.36%, 12/26/2036(b)(j)	2,449	2,403
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.39%, 10/25/2032(j)	1,009	1,037
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	107	43
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	44
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	88	85
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.30%, 8/26/2036(b)(j)	5,053	4,967
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 0.55%, 1/25/2046(j)	17,097	4,539
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(b)(j)	7,089	7,182
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.55%, 6/25/2035(j)	1,500	1,488
Series 2006-S9, Class A1, 6.25%, 9/25/2036	2,152	2,110
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,695	1,636
Series 2006-SA4, Class 2A1, 4.78%, 11/25/2036(j)	1,178	1,059
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	2,176	2,165
Series 2007-S2, Class A4, 6.00%, 2/25/2037	683	652
Series 2007-SA4, Class 3A1, 4.41%, 10/25/2037(j)	10,425	8,870
STACR Trust Series 2018-DNA2, Class M1, 0.95%, 12/25/2030‡(b)(j)	2,249	2,249
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(b)(j)	4,380	4,512
Series 2019-1, Class A1, 2.94%, 6/25/2049(b)(j)	9,280	9,415
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(b)(j)	2,280	2,320
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 2.53%, 9/25/2037(j)	8	8
Series 2002-4, Class 3A, 2.82%, 12/25/2042(j)	695	691
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(h)	4,100	4,110
Verus Securitization Trust
Series 2017-1A, Class A2, 3.16%, 1/25/2047(b)(j)	293	294
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(b)(j)	5,320	5,446
Series 2018-2, Class A2, 3.78%, 6/1/2058(b)(j)	3,144	3,168
Series 2018-3, Class A2, 4.18%, 10/25/2058(b)(j)	4,797	4,824
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(b)(j)	6,321	6,418
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(b)(j)	3,250	3,194
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(b)(j)	1,998	1,999
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 0.60%, 9/25/2035(j)	1,120	917
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	97	98

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $633,634)		652,088

ASSET-BACKED SECURITIES — 5.7%
ABFC Trust Series 2006-OPT2, Class A2, 0.29%, 10/25/2036‡(j)	17,641	16,640
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(h)	1,488	1,570
ACE Securities Corp. Home Equity Loan Trust
Series 2006-FM1, Class A2B, 0.24%, 7/25/2036‡(j)	27,995	10,435
Series 2006-FM1, Class A1A, 0.30%, 7/25/2036(j)	6,022	2,891
Series 2007-HE3, Class A1, 0.37%, 1/25/2037(j)	14,453	5,277
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.43%, 8/25/2033‡(j)	497	495
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(h)	784	780
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 0.63%, 10/25/2035‡(j)	9,698	9,693
Series 2006-NC2, Class A3, 0.30%, 6/25/2036‡(j)	13,783	13,605
Series 2007-FRE1, Class A2, 0.35%, 2/25/2037(j)	1,491	1,489

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Centex Home Equity Loan Trust Series 2005-A, Class M2, 0.90%, 1/25/2035‡(j)	2,652	2,548
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.62%, 12/7/2023(j)	9,605	9,643
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.31%, 12/25/2036‡(b)(j)	8,478	5,847
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 0.31%, 12/25/2035‡(j)	5,460	5,414
Series 2006-BC3, Class 2A3, 0.39%, 2/25/2037‡(j)	984	983
Series 2007-2, Class 2A3, 0.29%, 8/25/2037‡(j)	6,147	6,052
Series 2007-8, Class 2A3, 0.34%, 11/25/2037‡(j)	11,040	10,938
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.29%, 10/25/2036‡(j)	10,389	9,590
CWABS Asset-Backed Certificates Trust
Series 2006-18, Class 2A2, 0.31%, 3/25/2037‡(j)	6,786	6,741
Series 2006-11, Class 3AV2, 0.31%, 9/25/2046‡(j)	4,982	4,875
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.98%, 3/25/2034‡(j)	432	430
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.63%, 7/15/2024(j)	8,864	8,903
FBR Securitization Trust
Series 2005-2, Class M2, 0.90%, 9/25/2035‡(j)	9,106	9,078
Series 2005-5, Class M1, 0.84%, 11/25/2035‡(j)	5,092	5,070
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 0.42%, 7/25/2036‡(j)	3,231	2,041
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 0.29%, 7/25/2036‡(j)	9,151	9,026
Series 2006-FF12, Class A4, 0.29%, 9/25/2036‡(j)	785	779
Series 2006-FF13, Class A1, 0.27%, 10/25/2036‡(j)	12,107	9,567
Series 2006-FF14, Class A5, 0.31%, 10/25/2036‡(j)	17,662	17,325
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024(b)	3,876	3,883
Series 2019-1, Class B, 3.87%, 6/18/2026(b)	3,907	3,950
Fremont Home Loan Trust
Series 2005-1, Class M4, 1.17%, 6/25/2035‡(j)	1,496	1,501
Series 2006-1, Class 1A1, 0.31%, 4/25/2036(j)	7,629	7,556
GSAA Home Equity Trust
Series 2006-1, Class A2, 0.37%, 1/25/2036‡(j)	4,530	1,911
Series 2006-19, Class A2, 0.33%, 12/25/2036‡(j)	3,813	1,560
Series 2007-4, Class A1, 0.25%, 3/25/2037‡(j)	1,156	481
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(h)	6,889	2,812
Series 2007-5, Class 1AV1, 0.25%, 5/25/2037‡(j)	6,863	3,001
Series 2007-7, Class 1A2, 0.33%, 7/25/2037‡(j)	1,946	1,885
GSAMP Trust
Series 2005-WMC1, Class M1, 0.89%, 9/25/2035‡(j)	2,876	2,848
Series 2006-FM1, Class A1, 0.31%, 4/25/2036‡(j)	11,065	8,810
Series 2006-FM3, Class A1, 0.29%, 11/25/2036‡(j)	18,617	11,372
Series 2006-HE3, Class A2C, 0.31%, 5/25/2046(j)	7,728	7,670
Series 2007-HE1, Class A2C, 0.30%, 3/25/2047‡(j)	14,525	14,182
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C, Class 2A, 0.28%, 8/25/2036‡(j)	11,757	11,059
Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-B, Class M2, 1.28%, 11/25/2034‡(j)	706	700
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A3, 0.32%, 12/25/2036‡(j)	24,232	9,618
Series 2007-NC1, Class A2, 0.29%, 4/25/2037‡(j)	8,551	6,810
Series 2007-NC1, Class A3, 0.33%, 4/25/2037‡(j)	3,833	3,062
Series 2007-NC1, Class A4, 0.43%, 4/25/2037‡(j)	5,025	4,044
JP Morgan Mortgage Acquisition Trust Series 2007-CH3, Class A1A, 0.32%, 3/25/2037‡(j)	13,944	13,880
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 1.01%, 7/25/2034‡(j)	844	830
Series 2006-WL1, Class 2A4, 0.83%, 1/25/2046‡(j)	2,798	2,785
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 1.04%, 6/25/2035‡(j)	7,666	7,653
Series 2006-HE4, Class A2, 0.26%, 11/25/2036‡(j)	5,863	2,759
Series 2006-HE4, Class A3, 0.30%, 11/25/2036‡(j)	7,518	3,580

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, Class 1A1, 1.15%, 10/25/2037‡(j)	7,971	7,988
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 0.32%, 7/25/2037‡(j)	28,335	14,910
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.13%, 7/25/2035‡(j)	1,239	1,246
Series 2007-HE2, Class A2B, 0.24%, 1/25/2037‡(j)	13,401	7,973
Series 2007-HE7, Class A2B, 1.15%, 7/25/2037‡(j)	3,047	2,995
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV3, 0.33%, 6/25/2037‡(j)	173	173
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.01%, 11/25/2033‡(j)	2	2
Series 2006-2, Class A2B, 0.31%, 8/25/2036‡(j)	9,221	8,964
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 0.56%, 2/25/2036‡(j)	1,590	1,581
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.30%, 9/25/2036‡(j)	11,920	7,034
Series 2006-4, Class A2D, 0.40%, 9/25/2036‡(j)	4,510	2,730
Series 2006-5, Class A2C, 0.32%, 11/25/2036‡(j)	9,314	4,165
Series 2007-1, Class A1A, 0.28%, 3/25/2037‡(j)	18,687	13,709
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(b)	6,713	6,921
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	3,336	3,421
Series 2019-1A, Class B, 3.79%, 2/14/2031(b)	9,495	9,756
Series 2017-1A, Class A2, 0.94%, 9/14/2032(b)(j)	2,098	2,099
Series 2017-1A, Class C, 3.35%, 9/14/2032(b)	3,761	3,766
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	35,917	36,078
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 1.01%, 11/25/2034‡(j)	633	621
Series 2005-3, Class M2, 0.89%, 8/25/2035(j)	1,986	1,970
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.38%, 12/25/2035‡(j)	3,604	3,575
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.84%, 5/25/2035‡(j)	2,317	2,310
Series 2005-WHQ3, Class M3, 0.86%, 6/25/2035‡(j)	713	713
Series 2005-WHQ4, Class M1, 0.62%, 9/25/2035‡(j)	1,906	1,909
People’s Choice Home Loan Securities Trust Series 2005-4, Class 1A2, 0.67%, 12/25/2035‡(j)	294	293
RAAC Trust Series 2007-SP2, Class A2, 0.55%, 6/25/2047‡(j)	444	443
RASC Trust
Series 2005-KS2, Class M1, 0.80%, 3/25/2035‡(j)	1,007	998
Series 2007-KS3, Class AI3, 0.40%, 4/25/2037‡(j)	2,419	2,400
Regional Management Issuance Trust Series 2018-2, Class A, 4.56%, 1/18/2028(b)	7,126	7,188
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.34%, 5/25/2031‡(h)	1,126	1,191
Series 2007-1, Class A2C, 0.30%, 1/25/2047‡(j)	4,337	4,282
Series 2007-3, Class 2A2, 0.47%, 9/25/2047‡(j)	2,096	2,088
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 0.29%, 9/25/2036‡(j)	11,313	8,378
Series 2007-HE1, Class A2C, 0.31%, 12/25/2036‡(j)	9,177	3,024
Series 2007-HE1, Class A2D, 0.37%, 12/25/2036‡(j)	7,036	2,374
Series 2007-NC2, Class A2B, 0.29%, 1/25/2037‡(j)	3,707	3,293
Soundview Home Loan Trust
Series 2005-2, Class M5, 1.14%, 7/25/2035‡(j)	1,312	1,325
Series 2006-1, Class A4, 0.45%, 2/25/2036‡(j)	2,865	2,842
Series 2006-OPT1, Class 1A1, 0.33%, 3/25/2036‡(j)	12,606	12,448
Series 2006-OPT2, Class A3, 0.33%, 5/25/2036‡(j)	290	290
Series 2006-OPT4, Class 1A1, 0.30%, 6/25/2036‡(j)	12,021	11,877
Series 2006-OPT3, Class 1A1, 0.31%, 6/25/2036‡(j)	18,283	18,118
Series 2006-EQ1, Class A3, 0.31%, 10/25/2036‡(j)	4,342	4,299
Series 2007-1, Class 2A3, 0.32%, 3/25/2037‡(j)	707	706
Series 2007-OPT3, Class 2A3, 0.33%, 8/25/2037‡(j)	5,507	5,261
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(b)	7,463	7,495
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	1,943	1,953

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 0.87%, 5/25/2035‡(j)	1,786	1,784
Series 2006-2, Class A3, 0.51%, 4/25/2036(j)	6,962	6,898
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 0.72%, 10/25/2036‡(b)(j)	4,096	4,004
Series 2006-BC5, Class A4, 0.32%, 12/25/2036‡(j)	1,588	1,550
Series 2007-WF1, Class A4, 0.35%, 2/25/2037‡(j)	4,898	4,850
Terwin Mortgage Trust Series 2006-3, Class 2A2, 0.36%, 4/25/2037(b)(j)	3,655	3,566
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(b)(j)	4,049	4,180
Series 2015-4, Class A1B, 2.75%, 4/25/2055(b)(j)	214	214
Series 2019-HY2, Class A1, 1.15%, 5/25/2058‡(b)(j)	15,635	15,670
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 0.30%, 1/25/2037‡(j)	241	241

TOTAL ASSET-BACKED SECURITIES (Cost $613,093)		620,059

LOAN ASSIGNMENTS — 4.6%(k)
Aerospace & Defense — 0.1%
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/4/2024(c)	445	431
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(c)(l)	1,010	1,017
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 12/9/2025(c)	3,797	3,677

		5,125

Airlines — 0.0%(a)
JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(c)	815	827

Auto Components — 0.1%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 3 Month + 4.25%), 4.41%, 5/6/2024(c)	3,184	3,173
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(c)	2,460	2,410
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/2024(c)	2,448	2,395

		7,978

Automobiles — 0.0%(a)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 8/14/2024(c)	4,683	4,516

Building Products — 0.0%(a)
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 7/31/2026(c)	1,680	1,676
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 11/21/2024(c)	2,370	2,325

		4,001

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(c)	6,729	6,662
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(c)	1,574	1,560
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 5/15/2024(c)	3,810	3,689
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (Netherlands) (ICE LIBOR USD 1 Month + 3.00%), 3.14%, 10/1/2025(c)	1,941	1,902

		13,813

Commercial Services & Supplies — 0.1%
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 10/4/2023(c)	1,787	1,769
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/2026(c)	5,985	5,947

		7,716

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Communications Equipment — 0.1%
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 10/1/2026(c)	1,930	1,896
APi Group DE, Inc., Term B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/1/2026(c)	498	492
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 4/6/2026(c)	5,471	5,371
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 7/2/2025(c)	421	406

		8,165

Construction & Engineering — 0.0%(a)
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 PRIME + 2.00%), 3.23%, 7/24/2026(c)(l)	2,107	2,097
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 1/24/2027(c)	3,085	3,024

		5,121

Construction Materials — 0.0%(a)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(c)	1,725	1,709

Containers & Packaging — 0.2%
Berry Plastics Corp., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 10/1/2022(c)	900	896
Berry Plastics Corp., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 1/19/2024(c)	1,660	1,643
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(c)	12,075	11,482
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(c)	3,806	3,767
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/29/2023(c)	885	873
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(c)	2,228	2,224
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/5/2026(c)	2,300	2,261
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 2/5/2023(c)	1,809	1,785

		24,931

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 7/10/2026(c)	1,990	1,976
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.47%, 5/13/2027(c)	2,310	2,276
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 8/24/2026(c)	1,089	904
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 7/17/2025(c)	4,234	4,178

		9,334

Diversified Financial Services — 0.1%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(c)	2,304	2,295
Financial & Risk US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 10/1/2025(c)	2,977	2,958
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(c)	7,458	7,447
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(c)	878	816

		13,516

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 3/15/2027(c)	7,117	6,952
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(c)	5,550	5,545
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(c)	1,920	1,850
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(c)	756	748

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022(c)(l)	1,405	1,434
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(c)	6,340	6,410

		22,939

Electric Utilities — 0.0%(a)
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 2/16/2026(c)	2,291	2,272
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.50%, 6/18/2025(c)	2,195	2,208

		4,480

Electrical Equipment — 0.1%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025(c)	3,753	3,714
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(c)	4,731	4,653

		8,367

Entertainment — 0.0%(a)
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.27%, 11/1/2023(c)	2,045	2,031

Equity Real Estate Investment Trusts (REITs) — 0.1%
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 8/27/2025(c)	2,444	2,246
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 12/20/2024(c)	3,250	3,164

		5,410

Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(c)	522	523
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(c)	4,177	3,634
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 10/22/2025(c)	1,332	1,322

		5,479

Food Products — 0.2%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(c)	1,867	1,868
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(c)	12,167	12,044
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.83%, 5/23/2025(c)	1,325	1,295
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 5/1/2026(c)	1,579	1,554
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 9/23/2027(c)	1,120	1,116

		17,877

Health Care Equipment & Supplies — 0.0%(a)
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(c)(l)	2,000	1,997

Health Care Providers & Services — 0.5%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(c)	1,490	1,470
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(c)	9,849	9,680
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 8/31/2026(c)	1,591	1,525
CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 8/31/2026(c)(l)	279	268
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 8/12/2026(c)	3,035	2,997
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 10/10/2025(c)	13,397	10,886
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 11/16/2025(c)	1,800	1,772
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(c)(l)	6,380	6,286

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 3/31/2027(c)	989	975
Pathway Vet Alliance LLC, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE UNFND USD 3 Month + 4.00%), 4.15%, 3/31/2027(c)(l)	35	34
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 9.00%, 9/25/2027(c)(l)	1,465	1,451
PetVet Care Centers LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 2/14/2025(c)	643	640
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 6/27/2025(c)	1,990	1,958
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.90%, 6/26/2026(c)	537	524
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(c)	3,415	2,970
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.15%, 6/26/2026(c)	4,389	4,348
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(c)	4,355	4,350

		52,134

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 11/19/2026(c)	2,224	2,159
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 12/23/2024(c)	2,097	2,027
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 11/4/2025(c)(l)	1,410	1,400
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023(c)	1,200	1,142
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(c)	3,233	3,174
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/1/2025(c)(l)	905	898
Stars Group Holdings BV, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 7/10/2025(c)	742	743
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(c)	8,221	8,134
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.89%, 7/31/2026(c)	768	755

		20,432

Household Products — 0.1%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 9/26/2024(c)	3,158	3,087
KIK Custom Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(c)	4,005	3,990
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 2/4/2027(c)	4,571	4,513

		11,590

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 1/15/2024(c)	4,710	4,681
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/28/2024(c)	1,536	1,531
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 8/28/2025(c)	2,992	2,982

		9,194

Insurance — 0.1%
Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 5/9/2025(c)	2,457	2,394
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 8/4/2025(c)	1,341	1,348
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 11/3/2024(c)	5,522	5,462

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.96%, 4/25/2025(c)	2,429	2,368

		11,572

Interactive Media & Services — 0.0%(a)
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(c)	2,874	2,854

IT Services — 0.1%
Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 11/24/2027(c)(l)	1,490	1,484
RSA Security LLC, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.00%, 12/1/2028(c)	1,780	1,773
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(c)	4,657	4,571

		7,828

Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 1/1/2038(c)	2,584	2,619
Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(c)	1,765	1,716
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(c)(f)	3,478	1,739
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(f)	10,206	—	(g)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(c)	956	887
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.65%, 12/22/2025(c)	12,336	11,582
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(c)	5,710	5,506

		24,049

Life Sciences Tools & Services — 0.0%(a)
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(c)	2,835	2,824

Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(c)(l)	2,120	2,114
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 3/1/2027(c)	539	535
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/30/2025(c)	2,681	2,655
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(c)	2,454	2,374
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.36%, 3/28/2025(c)	12,049	11,575

		19,253

Media — 0.5%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 1/31/2026(c)	2,986	2,874
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 11/18/2024(c)	1,724	1,663
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 2/1/2027(c)	11,916	11,769
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 2.77%, 2/28/2025(c)	1,746	1,333
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.71%, 8/21/2026(c)	11,726	11,023
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025(c)	3,482	3,420
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 5/1/2026(c)	4,415	4,266

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(c)	714	703
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.65%, 1/31/2025(c)	3,592	3,525
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/31/2025(c)	818	816
MidContinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 8/15/2026(c)	1,070	1,062
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 1 Month + 3.69%), 3.83%, 1/31/2026(c)	3,616	3,556
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(c)	2,490	2,416
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 1/3/2024(c)	791	771

		49,197

Metals & Mining — 0.0%(a)
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.57%, 6/30/2027(c)	1,665	1,660

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 11/1/2026(c)	3,284	3,253
California Resources Corp., Term Loan B-2 (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 10/27/2025‡(c)	1,284	1,284
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(c)	683	595
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.26%, 3/2/2026(c)	7,007	4,879
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(c)(l)	2,327	1,688
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/22/2026(c)	1,283	1,219

		12,918

Paper & Forest Products — 0.0%(a)
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 9/7/2027(c)	2,515	2,517

Pharmaceuticals — 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(c)	4,948	4,793
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 8/1/2027(c)	6,055	5,958
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.14%, 6/2/2025(c)	19,394	19,151

		29,902

Professional Services — 0.0%(a)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 2/6/2026(c)	2,615	2,597

Real Estate Management & Development — 0.0%(a)
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(c)	3,038	2,925

Road & Rail — 0.0%(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.22%, 12/30/2026(c)	4,279	4,244

Software — 0.3%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(c)	4,167	4,106
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(c)	269	268
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 4/22/2027(c)	1,900	1,898
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(c)(l)	2,122	2,113
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(c)	1,280	1,273
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(c)	3,435	3,375

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.89%, 8/31/2027(c)	1,590	1,570
Misys Group Ltd., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(c)	1,139	1,102
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(c)	1,492	1,480
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.65%, 6/1/2026(c)	2,040	1,982
Qlik Technologies, Inc.,1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 4/26/2024(c)	1,269	1,243
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.72%, 5/18/2026(c)	700	597
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(c)	1,938	1,905
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(c)	1,468	1,443
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(c)	4,240	4,245

		28,600

Specialty Retail — 0.2%
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(c)(l)	384	383
American Bath Group LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/2027(c)(l)	127	127
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(c)(m)	8,796	7,066
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/2022(c)	8,879	8,827
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026(c)(l)	3,718	3,579

		19,982

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025(c)	4,950	4,938
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 12/22/2025(c)	3,037	2,986
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025(c)	3,239	3,129
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.46%, 5/18/2026(c)	1,104	1,044

		12,097

TOTAL LOAN ASSIGNMENTS (Cost $506,725)		503,701

MORTGAGE-BACKED SECURITIES — 3.1%
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035(n)	80,820	84,177
TBA, 2.00%, 12/25/2035(n)	81,659	85,003
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 12/25/2050(n)	81,659	84,830
GNMA II, Single Family, 30 Year TBA, 3.50%, 12/15/2050(n)	81,791	86,360

TOTAL MORTGAGE-BACKED SECURITIES (Cost $339,052)		340,370

	Shares (000)
CLOSED END FUNDS — 1.0%
BlackRock Corporate High Yield Fund, Inc.	3,392	39,174
Blackstone/GSO Strategic Credit Fund	1,247	15,454
Eaton Vance Floating-Rate Income Trust	557	7,330
Eaton Vance Senior Income Trust	742	4,618
Invesco Dynamic Credit Opportunities Fund	588	6,069
Invesco Senior Income Trust	345	1,371
Nuveen Credit Strategies Income Fund	1,670	10,505
Nuveen Floating Rate Income Opportunity Fund	499	4,214
PGIM Global High Yield Fund, Inc.	839	11,776
Voya Prime Rate Trust	452	2,019

TOTAL CLOSED END FUNDS (Cost $100,066)		102,530

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046‡(b)(j)	3,555	3,317
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.42%, 6/25/2037(b)(j)	1,902	1,875
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 7.99%, 9/25/2044‡(b)(j)	723	722
Series 2015-1, Class M3, 7.05%, 6/25/2045(b)(j)	2,655	2,662
Series 2015-1, Class M5, 7.30%, 6/25/2045‡(b)(j)	2,924	3,018
Series 2015-1, Class M4, 7.40%, 6/25/2045(b)(j)	387	392
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(b)(j)	5,668	5,650
Series 2016-1, Class M5, 8.66%, 4/25/2046‡(b)(j)	5,151	5,315
Series 2016-1, Class M7, 8.66%, 4/25/2046‡(b)(j)	4,748	4,587
Series 2016-2, Class M2, 4.46%, 10/25/2046‡(j)	1,188	1,192
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(j)	1,360	1,370
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(j)	1,774	1,800
Series 2017-1, Class AFL, 1.40%, 5/25/2047(b)(j)	1,212	1,208
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(b)(j)	2,802	2,850
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(b)(j)	3,231	3,223
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(b)(j)	2,039	1,970
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(b)(j)	3,184	2,752
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(b)	1,193	1,212
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(b)	813	824
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(b)	435	387
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(j)	1,409	1,427
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(j)	1,358	1,367
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(b)(j)	3,421	3,408
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(b)(j)	3,726	3,618

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,131)		56,146

	Shares (000)
COMMON STOCKS — 0.4%
Aerospace & Defense — 0.0%(a)
Remington Outdoor Co., Inc.*‡	310	—	(g)

Auto Components — 0.0%(a)
Reminco LLC*‡	136	164

Chemicals — 0.1%
Reichhold , Inc.*‡	9	11,959

Commercial Services & Supplies — 0.0%(a)
Remington LLC*‡	10,415	—	(g)

Communications Equipment — 0.0%(a)
Aspect Software, Inc., Class CR1*‡	275	—	(g)
Aspect Software, Inc., Class CR2*‡	111	—	(g)
Goodman Networks, Inc.*‡	213	—	(g)

		—	(g)

Energy Equipment & Services — 0.0%(a)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	77

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	187	4,731

Food & Staples Retailing — 0.0%(a)
Moran Foods Backstop Equity*‡	173	173

Health Care Providers & Services — 0.0%(a)
Intl Oncology Care, Inc.*‡	157	2,101

Internet & Direct Marketing Retail — 0.0%(a)
MYT Holding Co.*‡	1,412	2,259

Media — 0.0%(a)
Clear Channel Outdoor Holdings, Inc.*	711	1,074
iHeartMedia, Inc., Class A*	35	422

		1,496

Multiline Retail — 0.1%
Neiman Marcus Group Restricted Equity*‡	5	430
Neiman Marcus Group Unrestricted Equity*‡	41	3,411

		3,841

Oil, Gas & Consumable Fuels — 0.1%
Battalion Oil Corp.*	19	147
California Resources Corp.*	367	8,007
Denbury, Inc.*	38	846
EP Energy Corp.*	106	2,600
Nine Point Energy Holdings, Inc.*‡	89	1
Oasis Petroleum, Inc.*	44	1,495
Penn Virginia Corp.*	37	334
Whiting Petroleum Corp.*	27	611

		14,041

Professional Services — 0.0%(a)
NMG, Inc.*‡	6	359

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Software — 0.0%(a)
Avaya Holdings Corp.*	3		57

Specialty Retail — 0.0%(a)
Claire’s Stores, Inc.*‡	6		1,756

TOTAL COMMON STOCKS (Cost $35,405)			43,014

	Principal Amount ($000)
PRIVATE PLACEMENTS — 0.3%
Private Placements — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 1/10/2021‡(c)(f)(Cost $40,600)	40,600		31,668

FOREIGN GOVERNMENT SECURITIES — 0.3%
Export-Import Bank of Korea (South Korea)
(ICE LIBOR USD 3 Month + 0.58%), 0.82%, 6/1/2021(c)	15,470		15,491
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 6/25/2022(c)	12,660		12,702

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $28,130)			28,193

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Automobiles — 0.0%(a)
General Motors Co. 5.25%, 3/6/2032‡	1,533		—	(g)
General Motors Corp. — Automotive Division 1.50%, 7/15/2033‡	1,545		—	(g)

			—	(g)

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	4		7,463

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,681)			7,463

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%(a)
General Motors Co. 7.38%, 10/1/2051‡	51		—	(g)
General Motors Corp. — Automotive Division
7.25%, 4/15/2041‡	170		—	(g)
7.38%, 5/15/2048‡	581		—	(g)
0.68%, 6/1/2049‡	175		—	(g)
7.25%, 2/15/2052‡	687		—	(g)
Motors Liquidation Co. 0.00%, 7/15/2041‡	505		—	(g)

			—	(g)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.01%, 2/15/2040 ($25 par value)(c)	156		4,044

Communications Equipment — 0.0%(a)
Goodman Networks, Inc.*‡	253		3

Internet & Direct Marketing Retail — 0.0%(a)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	2,872		3,274

Oil, Gas & Consumable Fuels — 0.0%(a)
Nine Point Energy Holdings, Inc.*‡	2		—	(g)

TOTAL PREFERRED STOCKS (Cost $9,267)			7,321

	No. of Warrants (000)
WARRANTS — 0.0%(a)
Aerospace & Defense — 0.0%(a)
Remington Outdoor Co., Inc. expiring 5/15/2022, price 1.00 USD*‡	108		—	(g)

Diversified Telecommunication Services — 0.0%(a)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(g)	6

Media — 0.0%(a)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	34		—	(g)

Wireless Telecommunication Services — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	265		1,989

TOTAL WARRANTS (Cost $4,750)			1,995

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — 0.0%(a)
Media — 0.0%(a)
DISH Network Corp. 3.38%, 8/15/2026	1,190	1,186

Oil, Gas & Consumable Fuels — 0.0%(a)
Chesapeake Energy Corp. 5.50%, 9/15/2026(f)(h)	5,690	313

TOTAL CONVERTIBLE BONDS (Cost $6,621)		1,499

	No. of Rights (000)
RIGHTS — 0.0%(a)
Independent Power and Renewable Electricity Producers — 0.0%(a)
Vistra Corp., expiring 12/31/2049*‡ (Cost $ — )	1,110	1,221

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 52.2%
CERTIFICATES OF DEPOSIT — 2.4%
Bank of Montreal (Canada) 0.18%, 12/11/2020	187,000	187,005
Credit Suisse AG (Switzerland) 0.29%, 5/28/2021	70,175	70,199

TOTAL CERTIFICATES OF DEPOSIT (Cost $257,189)		257,204

COMMERCIAL PAPER — 4.0%
BNZ International Funding Ltd. (New Zealand) 0.19%, 12/9/2020(b)(o)	65,000	64,999
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.20%, 12/11/2020(b)(o)	187,000	186,994
NRW Bank (Germany) 0.18%, 12/11/2020(b)(o)	137,000	136,996
Versailles Commercial Paper LLC 0.23%, 3/31/2021(b)(o)	50,000	49,963

TOTAL COMMERCIAL PAPER (Cost $438,942)		438,952

	Shares (000)
INVESTMENT COMPANIES — 45.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(p)(q) (Cost $4,906,600)	4,906,600	4,906,600

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.6%
Bofa Securities, Inc., 0.48%, dated 11/30/2020, due 1/19/2021, repurchase price $65,043, collateralized by Collateralized Mortgage Obligations, 0.00%, due 10/15/2037, Municipal Debt Securities, 0.00% - 6.50%, due 7/1/2026 - 7/1/2036 and Sovereign Government Securities, 0.13% - 9.50%, due 4/25/2021 - 7/15/2052, with the value of $70,200. (Cost $65,000)	65,000	65,000

U.S. TREASURY OBLIGATIONS — 0.0%(a)
U.S. Treasury Bills 0.09%, 1/14/2021(o)(r)(Cost $2,715)	2,715	2,715

TOTAL SHORT-TERM INVESTMENTS (Cost $5,670,446)		5,670,471

Total Investments — 103.9% (Cost $11,262,243)		11,281,815
Liabilities in Excess of Other Assets — (3.9)%		(427,407)

Net Assets — 100.0%		10,854,408

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT ($000)	SECURITY DESCRIPTION	VALUE ($000)
	FNMA/FHLMC UMBS, Single Family, 15 Year
(80,820)	TBA, 2.00%, 11/25/2035(o)	(84,189)
(163,318)	TBA, 2.00%, 12/25/2035(o)	(170,033)
(163,339)	FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 12/25/2050(o)	(174,278)

	(Proceeds received of $427,799)	(428,500)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Defaulted security.
(g)	Amount rounds to less than one thousand.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	The rate shown is the effective yield as of November 30, 2020.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2020.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF November 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(34)	03/2021	USD	(4,284)	(3)
U.S. Treasury 10 Year Note	(405)	03/2021	USD	(55,934)	(65)

					(68)

Abbreviations

USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.32	USD 14,170	2,771	(2,505)	266
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.32	USD 6,970	1,310	(1,178)	132
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.32	USD 13,370	3,974	(3,722)	252
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.32	USD 6,600	1,840	(1,716)	124
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.32	USD 13,380	3,404	(3,152)	252
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.43	USD 7,270	(117)	796	679
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.43	USD 7,000	(56)	710	654
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.43	USD 7,230	(109)	784	675
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.43	USD 7,220	(128)	803	675
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.43	USD 7,260	(112)	791	679
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.25	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.25	USD 10,550	8,434	(8,432)	2

							27,065	(22,674)	4,391

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 127,100	8,025	(4,298)	3,727

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 20,200	(929)	(1,077)	(2,006)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 20,200	(1,048)	(958)	(2,006)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.63	USD 184,330	(221)	(3,154)	(3,375)
iTraxx.Europe.Main.34-V1	1.00	Quarterly	12/20/2025	0.49	EUR 344,000	(7,807)	(3,649)	(11,456)

						(10,005)	(8,838)	(18,843)

						(1,980)	(13,136)	(15,116)

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of November 30, 2020 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	(283)	336	53
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	(50)	102	52
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	(312)	353	41
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	(206)	254	48

							(851)	1,045	194

Abbreviations

ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of November 30, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,065	4,391
OTC Total return swap contracts outstanding	(851)	194

Total OTC swap contracts outstanding	26,214	4,585

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$94,214	$525,845		$620,059
Closed End Funds	102,530	—	—		102,530
Collateralized Mortgage Obligations	—	367,947	284,141		652,088
Commercial Mortgage-Backed Securities	—	6,137	50,009		56,146
Common Stocks
Aerospace & Defense	—	—	—	(a)	—	(a)
Auto Components	—	—	164		164
Chemicals	—	—	11,959		11,959
Commercial Services & Supplies	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	77		77
Equity Real Estate Investment Trusts (REITs)	4,731	—	—		4,731
Food & Staples Retailing	—	—	173		173
Health Care Providers & Services	—	—	2,101		2,101
Internet & Direct Marketing Retail	—	—	2,259		2,259
Media	1,496	—	—		1,496
Multiline Retail	—	—	3,841		3,841
Oil, Gas & Consumable Fuels	11,440	2,600	1		14,041
Professional Services	—	—	359		359
Software	57	—	—		57
Specialty Retail	—	—	1,756		1,756

Total Common Stocks	17,724	2,600	22,690		43,014

Convertible Bonds	—	1,499	—		1,499
Convertible Preferred Stocks	—	—	7,463		7,463
Corporate Bonds
Aerospace & Defense	—	2,554	—		2,554
Air Freight & Logistics	—	2,002	—		2,002
Auto Components	—	31,576	—		31,576
Automobiles	—	382,790	—		382,790
Banks	—	1,014,593	—		1,014,593
Biotechnology	—	86,786	—		86,786
Building Products	—	4,352	—		4,352
Capital Markets	—	388,648	—		388,648
Chemicals	—	13,114	—	(a)	13,114
Commercial Services & Supplies	—	5,944	—		5,944
Communications Equipment	—	3,176	—		3,176
Construction & Engineering	—	1,093	—		1,093
Consumer Finance	—	338,095	—		338,095
Containers & Packaging	—	1,413	—		1,413
Distributors	—	1,542	—		1,542
Diversified Consumer Services	—	1,385	—		1,385
Diversified Financial Services	—	10,472	—		10,472

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Telecommunication Services	$—	$63,652	$—	$63,652
Electric Utilities	—	28,373	44	28,417
Electrical Equipment	—	3,417	—	3,417
Electronic Equipment, Instruments & Components	—	339	—	339
Energy Equipment & Services	—	2,771	—	2,771
Entertainment	—	2,974	—	2,974
Equity Real Estate Investment Trusts (REITs)	—	17,615	—	17,615
Food & Staples Retailing	—	8,263	—	8,263
Food Products	—	64,885	—	64,885
Health Care Providers & Services	—	102,820	—	102,820
Health Care Technology	—	957	—	957
Hotels, Restaurants & Leisure	—	46,314	—	46,314
Household Durables	—	283	—	283
Household Products	—	12,678	—	12,678
Insurance	—	116,458	—	116,458
Internet & Direct Marketing Retail	—	21,624	—	21,624
IT Services	—	29,792	—	29,792
Leisure Products	—	12,242	—	12,242
Machinery	—	14,623	—	14,623
Media	—	37,937	—	37,937
Metals & Mining	—	12,800	—	12,800
Multiline Retail	—	452	5,308	5,760
Multi-Utilities	—	29,407	—	29,407
Oil, Gas & Consumable Fuels	—	62,877	—	62,877
Personal Products	—	809	—	809
Pharmaceuticals	—	63,791	—	63,791
Road & Rail	—	10,978	—	10,978
Semiconductors & Semiconductor Equipment	—	5,751	—	5,751
Specialty Retail	—	17,599	—	17,599
Technology Hardware, Storage & Peripherals	—	56,548	—	56,548
Tobacco	—	20,708	—	20,708
Trading Companies & Distributors	—	9,149	—	9,149
Wireless Telecommunication Services	—	40,303	—	40,303

Total Corporate Bonds	—	3,208,724	5,352	3,214,076

Foreign Government Securities	—	28,193	—	28,193
Loan Assignments
Aerospace & Defense	—	5,125	—	5,125
Airlines	—	827	—	827
Auto Components	—	7,978	—	7,978
Automobiles	—	4,516	—	4,516
Building Products	—	4,001	—	4,001
Chemicals	—	13,813	—	13,813
Commercial Services &
Supplies	—	7,716	—	7,716
Communications Equipment	—	8,165	—	8,165

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Construction & Engineering	$—	$5,121	$—		$5,121
Construction Materials	—	1,709	—		1,709
Containers & Packaging	—	24,931	—		24,931
Diversified Consumer Services	—	9,334	—		9,334
Diversified Financial Services	—	13,516	—		13,516
Diversified Telecommunication Services	—	22,939	—		22,939
Electric Utilities	—	4,480	—		4,480
Electrical Equipment	—	8,367	—		8,367
Entertainment	—	2,031	—		2,031
Equity Real Estate Investment Trusts (REITs)	—	5,410	—		5,410
Food & Staples Retailing	—	4,956	523		5,479
Food Products	—	17,877	—		17,877
Health Care Equipment & Supplies	—	1,997	—		1,997
Health Care Providers & Services	—	52,134	—		52,134
Hotels, Restaurants & Leisure	—	20,432	—		20,432
Household Products	—	11,590	—		11,590
Independent Power and Renewable Electricity Producers	—	9,194	—		9,194
Insurance	—	11,572	—		11,572
Interactive Media & Services	—	2,854	—		2,854
IT Services	—	7,828	—		7,828
Leisure Products	—	22,310	1,739		24,049
Life Sciences Tools & Services	—	2,824	—		2,824
Machinery	—	19,253	—		19,253
Media	—	49,197	—		49,197
Metals & Mining	—	1,660	—		1,660
Oil, Gas & Consumable Fuels	—	11,634	1,284		12,918
Paper & Forest Products	—	2,517	—		2,517
Pharmaceuticals	—	29,902	—		29,902
Professional Services	—	2,597	—		2,597
Real Estate Management & Development	—	2,925	—		2,925
Road & Rail	—	4,244	—		4,244
Software	—	28,600	—		28,600
Specialty Retail	—	19,982	—		19,982
Technology Hardware, Storage & Peripherals	—	12,097	—		12,097

Total Loan Assignments	—	500,155	3,546		503,701

Mortgage-Backed Securities	—	340,370	—		340,370
Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	4,044	—	—		4,044
Communications Equipment	—	—	3		3
Internet & Direct Marketing Retail	—	—	3,274		3,274
Oil, Gas & Consumable Fuels	—	—	—	(a)	—	(a)

Total Preferred Stocks	4,044	—	3,277		7,321

Private Placements	—	—	31,668		31,668

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rights	$—	$—	$1,221	$1,221
Warrants	—	—	1,995	1,995
Short-Term Investments
Certificates of Deposit	—	257,204	—	257,204
Commercial Paper	—	438,952	—	438,952
Investment Companies	4,906,600	—	—	4,906,600
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	2,715	—	2,715

Total Short-Term Investments	4,906,600	763,871	—	5,670,471

Total Investments in Securities	$5,030,898	$5,313,710	$937,207	$11,281,815

Liabilities
TBA Short Commitment	$—	$(428,500)	$—	$(428,500)

Total Liabilities for Securities Sold Short	$—	$(428,500)	$—	$(428,500)

Appreciation in Other Financial Instruments Financial
Swaps	$—	$4,929	$—	$4,929

Depreciation in Other Financial Instruments
Futures Contracts	$(68)	$—	$—	$(68)
Swaps	—	(39,694)	—	(39,694)

Total Depreciation in Other Financial Instruments	$(68)	$(39,694)	$—	$(39,762)

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$586,095		$(196)	$385	$3,622	$68,593		$(140,882)	$30,905	$(22,677)	$525,845
Collateralized Mortgage Obligations	205,596		(302)	11,663	328	195,282		(130,459)	2,033	—	284,141
Commercial Mortgage-Backed Securities	53,709		—	(3,034)	(16)	—		(650)	—	—	50,009
Common Stocks — Aerospace & Defense	217		—	(217)	—	—		—	—	—	—	(a)
Common Stocks — Auto Components	—		—	164	—	—		—	—	—	164
Common Stocks — Capital Markets	3,137		3,335	(1,726)	—	—		(4,746)	—	—	—
Common Stocks — Chemicals	9,676		—	2,283	—	—		—	—	—	11,959
Common Stocks — Commercial Services & Supplies	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	77		—	—	—	—		—	—	—	77
Common Stocks — Food & Staples Retailing	—		— (a)	30	—	143		—	—	—	173
Common Stocks — Health Care Providers & Services	542		(387)	2,177	—	—		(231)	—	—	2,101
Common Stocks — Internet & Direct Marketing Retail	—		—	2,090	—	169		—	—	—	2,259
Common Stocks — Multiline Retail	—		—	2,237	—	1,604		—	—	—	3,841
Common Stocks — Oil, Gas & Consumable Fuels	582		—	(56)	—	—		—	—	(525)	1
Common Stocks — Professional Services	—		—	(248)	—	607		—	—	—	359
Common Stocks — Specialty Retail	3,512		—	(1,756)	—	—		—	—	—	1,756
Convertible Preferred Stocks — Automobiles	—	(a)	252	—	—	—		(252)	—	—	—	(a)
Convertible Preferred Stocks — Specialty Retail	—		927	790	—	6,934		(1,188)	—	—	7,463
Corporate Bonds — Chemicals	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Electric Utilities	31		—	13	—	—		—	—	—	44
Corporate Bonds — Health Care Providers & Services	4,500		—	—	—	137		(4,637)	—	—	—
Corporate Bonds — Multiline Retail	—		—	253	—	5,055		—	—	—	5,308
Corporate Bonds — Wireless Telecommunication Services	2,428		309	(240)	1	—		(2,498)	—	—	—
Loan Assignments — Food & Staples Retailing	—		—	37	13	473		—	—	—	523
Loan Assignments — Health Care Providers & Services	1,576		—	(8)	1	—		(1,569)	—	—	—
Loan Assignments — Leisure Products	3,467		—	(1,739)	—	11		—	—	— (a)	1,739
Loan Assignments — Oil, Gas & Consumable Fuels	—		—	—	—	1,284		—	—	—	1,284
Preferred Stocks — Aerospace & Defense	4,830		710	(3,477)	—	—		(2,063)	—	—	—
Preferred Stocks — Automobiles	—	(a)	175	—	—	—		(175)	—	—	—	(a)
Preferred Stocks — Communications Equipment	3		—	—	—	—		—	—	—	3
Preferred Stocks — Internet & Direct Marketing Retail	—		—	517	—	2,757		—	—	—	3,274
Preferred Stocks — Oil, Gas & Consumable Fuels	1,546		—	(1,546)	—	—		—	—	—	—	(a)
Preferred Stocks — Specialty Retail	6,933		—	—	—	—		(6,933)	—	—	—
Private Placement	40,600		—	(8,932)	—	40,600		(40,600)	—	—	31,668
Rights — Independent Power and Renewable Electricity Producers	1,188		—	33	—	—		—	—	—	1,221
Warrants — Aerospace & Defense	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Diversified Telecommunication Services	—		—	6	—	—		—	—	—	6
Warrants — Media	—		—	—	—	—	(a)	—	—	—	—
Warrants — Road & Rail	—	(a)	—	— (a)	—	—		—	—	—	—
Warrants — Wireless Telecommunication Services	3,714		—	(1,725)	—	—		—	—	—	1,989

Total	$933,959		$4,823	$(2,026)	$3,949	$323,649		$(336,883)	$32,938	$(23,202)	$937,207

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $3,619,000.

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #
(Amounts in thousands)
	Fair Value at November 30, 2020		Valuation Techniques(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,233		Market Comparable Companies	EBITDA Multiple (b)	1.5x - 7.5x (7.3x)
	164		Pending Distribution	Expected Recovery	$0.00 - $1.20 ($1.20)

Common Stocks	14,397

	3		Market Comparable Companies	EBITDA Multiple (b)	1.0x - 5.0x (5.0x)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stocks	3

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	7.5x (7.5x)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bonds	—	(c)

	525,845		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 40.00% (8.02%)
				Constant Default Rate	0.00% - 6.90% (3.14%)
				Yield (Discount Rate of Cash Flows)	0.45% - 5.86% (2.27%)

Asset-Backed Securities	525,845

	284,140		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 30.00% (11.54%)
				Constant Default Rate	0.00% - 7.05% (0.18%)
				Yield (Discount Rate of Cash Flows)	0.89% - 5.43% (2.56%)

Collateralized Mortgage Obligations	284,140

	35,731		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 5.00% (2.60%)
				Yield (Discount Rate of Cash Flows)	3.17% - 10.56% (5.63%)

Commercial Mortgage-Backed Securities	35,731

	6		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
	—	(c)	Pending Distribution Amount	Expected Recovery	$0.00 - $0.01( $0.01)

Warrants	6

	3,545		Terms of Exchange Offer	Expected Recovery	50.00% - 100.00% (75.48%)

Loan Assignments	3,545

Total	$863,667

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $73,540,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$59,010	$32,000	$90,961	$(46)	$(3)	$—	—	$46	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	7,757	44,206	51,963	—	—	—	—	6	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	650,359	7,330,596	3,074,355	—	—	4,906,600	4,906,600	1,993	—

Total	$717,126	$7,406,802	$3,217,279	$(46)	$(3)	$4,906,600		$2,045	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.